Information on geographical areas - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) segments	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Income Taxes [Table]
Number of operating segments | segments	7
Average effective tax rate	27.50%	31.50%	29.20%
Applicable tax rate	24.70%	25.20%	25.80%
Expenses not deductible for tax purposes	€ 201	€ 320	€ 237
Impairment on deferred tax assets [member]
Disclosure Of Income Taxes [Table]
Tax impact of other items	€ 26
Netherlands [member]
Disclosure Of Income Taxes [Table]
Average effective tax rate	31.00%	47.00%	31.00%
Applicable tax rate	25.00%	25.00%	25.00%
Netherlands [member] | Dutch bank tax [member]
Disclosure Of Income Taxes [Table]
Expenses not deductible for tax purposes	€ 260	€ 169	€ 177
Netherlands [member] | AT1 interest expense [member]
Disclosure Of Income Taxes [Table]
Expenses not deductible for tax purposes			€ 276
Netherlands [member] | Impairment of Goodwill [Member]
Disclosure Of Income Taxes [Table]
Expenses not deductible for tax purposes		266
Netherlands [member] | Impairment of TMB [Member]
Disclosure Of Income Taxes [Table]
Expenses not deductible for tax purposes		€ 230
Austria [member]
Disclosure Of Income Taxes [Table]
Tax impact of other items	€ (10)